Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Contingent rental income						$ 697,028
Interest income on sales-type leases						170,403
Total operating income						867,431
Operating expenses
Bad debts (reversal)		(9,479)	(34,581)	(1,659,101)	(6,031,058)	5,386,003
Impairment loss on fixed assets and construction in progress						876,660
Loss on disposal of systems						1,242,694
General and administrative	380,040	86,494	798,773	477,358	204,039	2,469,162
Total operating (income) expenses	380,040	77,015	764,192	(1,181,743)	(5,827,019)	9,974,519
Income (loss) from operations	(380,040)	(77,015)	(764,192)	1,181,743	5,827,019	(9,107,088)
Non-operating income (expenses)
Loss on note conversion	(58,436)	(298,523)	(61,155)	(496,853)	(502,393)	(173,886)
Interest expense - inducement on note conversion						(893,958)
Interest income	109,269	51,688	302,426	124,305	185,527	159,183
Interest expense	(165,854)	(340,155)	(1,212,469)	(1,037,183)	(1,463,721)	(2,101,440)
Gain on termination of buy-back agreement of Chengli project	179		3,156,138
Other expenses, net	(50,790)	(7,275)	(121,026)	(47,903)	4,392	319,625
Total non-operating income (expenses), net	(165,632)	(594,265)	2,063,914	(1,457,634)	(1,776,195)	(2,690,476)
Income before income tax	(545,672)	(671,280)	1,299,722	(275,891)	4,050,824	(11,797,564)
Income tax (benefit) expense	10,902		(87,051)			(3,024,807)
Net income	(556,574)	(671,280)	1,386,773	(275,891)	4,050,824	(8,772,757)
Other comprehensive items
Foreign currency translation income (loss)	(565,170)	3,456,157	702,515	2,173,569	6,406,054	(1,511,684)
Comprehensive income (loss)	$ (1,121,744)	$ 2,784,877	$ 2,089,288	$ 1,897,678	$ 10,456,878	$ (10,284,441)
Weighted average shares used for computing basic and diluted loss per share (in Shares)	6,615,759	2,687,609	5,175,164	2,381,180	2,564,373	1,564,940
Basic and diluted net income per share (in Dollars per share)	$ (0.08)	$ (0.25)	$ 0.27	$ (0.12)	$ 1.58	$ (5.61)